Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Furniture, office equipment, fixtures	3,946	5,151	769
Leasehold improvements	11,535	11,405	1,703
Motor vehicles	1,650	1,932	288
	17,131	18,488	2,760
Less: Accumulated depreciation	(7,113)	(9,332)	(1,393)
Property and equipment, net	10,018	9,156	1,367